The Northern Trust Company

333 South Wabash Avenue

Chicago, IL 60604

March 3, 2026

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Harding, Loevner Funds, Inc.

1933 Act Registration No. 333-09341

1940 Act Registration No. 811-07739

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of Harding, Loevner Funds, Inc. (the “Fund”) as certification that the forms of Statutory Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) for the Fund do not differ from those contained in Post-Effective Amendment No. 80 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 27, 2026.

Please address all comments regarding this filing to the undersigned at 303-335-1413.

Very truly yours,

/s/ Andrew E. Oliva
Andrew E. Oliva
Secretary, Harding, Loevner Funds, Inc.